STOCKHOLDERS’ DEFICIT	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Equity [Abstract]
STOCKHOLDERS’ DEFICIT

NOTE 8 – STOCKHOLDERS’ DEFICIT

Preferred Stock

The Company authorized 10,000,000 shares of par value $0.0001 preferred stock, of which 32 and none shares are issued and outstanding at December 31, 2023 and 2022, respectively.

During fiscal 2023, holders of 161,684 shares of common stock elected to exchange these shares for an aggregate of 32 shares of Series B Convertible Preferred Stock. Each Series B Convertible Preferred Share converts into 5,025.1 shares of the Company’s common stock, subject to antidilution adjustments for any stock splits and recapitalizations, and for issuances of additional shares at an issue price of less than the conversion ratio in the Warrant Exchange Agreement.

Rights and Privileges - The holders of Series B Preferred Stock have various rights and preferences as follows:

Rights - The holders of the Series B Preferred Stock have the same rights as the Common Stock, on an “as-if” converted basis, with respect to any dividends, distribution of assets of the Company, including upon a liquidation, bankruptcy, reorganization, merger, acquisition, sale, dissolution or winding up of the Company, whether voluntarily or involuntarily.

Voting Rights - Shares of Series B Preferred Stock have no voting rights except on matters adversely affecting the rights of the holders of the Preferred Stock.

Rank - With respect to payment of dividends and distribution of assets upon liquidation or dissolution or winding up of the Corporation, whether voluntary or involuntary, the Series B Preferred Stock shall rank equal to the Common Stock on an as converted basis.

Conversion Rights - The holders of the preferred stock have certain conversion rights of such preferred stock into shares of common stock of the Company. Each share of preferred stock is convertible at the option of the holder at any time into the number of shares of common stock at the quotient of the stated value divided by the conversion price, subject to customary adjustments to protect against dilution.

Redemption Rights – The Series B Preferred Stock is not subject to any redemption rights.

Common Stock

The Company has authorized 1,000,000,000 shares of par value $0.0001 common stock, of which 1,288,415 and 956,595 shares are outstanding as of December 31, 2023 and 2022, respectively.

During the year ended December 31, 2023, a total of 559,839 warrants were exchanged for 279,920 shares of the Company’s common stock.

On June 2, 2023, a third-party investor elected to convert the aggregate principal amount of two Notes of $198,000, into 31,075 common shares.

Restricted Stock Units

Effective October 10, 2022, the Company’s Board of Directors appointed Ms. Richa Nand, Mr. Jim Dorst, and Mr. Chris Wetzel as non-executive members to the Company’s Board of Directors (“Director”). Effective January 1, 2023, each Director shall receive an annual grant of restricted stock units of $50,000. During the years ended December 31, 2023 and 2022, respectively, the Company recorded stock-based compensation totaling $150,000 and $0, respectively, in the consolidated Statements of Operations (see Note 13).

Reverse Stock Split

Effective January 19, 2024, Board of Directors declared a one-for-forty reverse stock split to shareholders of record on or before January 31, 2024 of the Company’s issued and outstanding shares of common stock, outstanding warrants and options, and the Series B Convertible Preferred Stock. The number of shares of common stock and convertible preferred shares obtainable upon exercise or conversion and the exercise prices and conversion rate have been equitably adjusted. As such, all share and per share amounts have been retroactively adjusted to reflect the reverse stock split.

Warrants

In accordance with ASC 718-20, Compensation – Stock Compensation, a modification of a stock award is treated as an exchange of the original award for a new award incurring additional compensation cost for any incremental value resulting from the modification. Incremental compensation cost shall be measured as the excess of the fair value of the modified award over the fair value of the original award immediately before its terms are modified and recognized over the vesting period. A short-term inducement shall be accounted for as a modification of the terms of only those that accept the inducement.

In March 2023, the Company offered a short-term inducement to the Company’s third party warrant holders in which the Company will issue one share of the Company’s common stock in exchange for each two warrants were exchanged for 279,920 shares of the Company’s common stock through December 31, 2023. The Company recognized a gain of $352,965 due to the modification of the warrants in the year ended December 31, 2023, as a result of the modification.

On October 22, 2021, the Company and Osher amended convertible debt agreements for the maturity date from October 20, 2021 to October 20, 2022. In exchange for the extension of the Note, the Company issued Osher 11,250 warrants to purchase an aggregate of 11,250 shares of the Company’s common stock, valued at $197,501 (based on the Black Scholes valuation model on the date of grant). The warrants are exercisable for a period of five years at $40.00 per share in whole or in part, as either a cash exercise or as a cashless exercise, and fully vest at grant date. The Company accreted the value of the warrants ratably through October 20, 2022, recorded $0 and $147,720 for the years ended December 31, 2023 and 2022, respectively, and is classified in other expenses in the consolidated Statements of Operations. See Note 6 for further warrant discussions.

NOTE 7 – STOCKHOLDERS’ DEFICIT

Preferred Stock

The Company authorized 10,000,000 shares of par value $0.0001 preferred stock, of which none are issued and outstanding at December 31, 2022 and 2021, respectively.

Common Stock

The Company has authorized 1,000,000,000 shares of par value $0.0001 common stock, of which 956,595 and 932,395 shares are outstanding as of December 31, 2022 and 2021, respectively.

Warrants

On October 22, 2021, the Company and Osher amended convertible debt agreements for the maturity date from October 20, 2021 to October 20, 2022. In exchange for the extension of the Note, the Company issued Osher 11,250 warrants to purchase an aggregate of 11,250 shares of the Company’s common stock, valued at $197,501 (based on the Black Scholes valuation model on the date of grant) (see Note 6). The warrants are exercisable for a period of five years at $40.00 per share in whole or in part, as either a cash exercise or as a cashless exercise, and fully vest at grant date. The Company accreted the value of the warrants rateably through October 20, 2022. The Company recorded $147,720 and $40,041 for the years ended December 31, 2022 and 2021, respectively, and is classified in other expenses in the consolidated Statements of Operations. See Notes 6 for further warrant discussions.